Note C - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2013	2012
Residential real estate	$214,008	$226,022
Commercial real estate:
Owner-occupied	94,586	104,842
Nonowner-occupied	62,108	52,792
Construction	28,972	17,376
Commercial and industrial	64,365	57,239
Consumer:
Automobile	38,811	41,168
Home equity	17,748	18,332
Other	45,721	40,517
	566,319	558,288
Less: Allowance for loan losses	6,155	6,905

Loans, net	$560,164	$551,383

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,329	$3,946	$783	$847	$6,905
Provision for loan losses	458	(1,472)	1,047	444	477
Loans charged off	(819)	(2)	(600)	(1,279)	(2,700)
Recoveries	282	335	75	781	1,473
Total ending allowance balance	$1,250	$2,807	$1,305	$793	$6,155
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,367	(1,381)	202	1,583
Loans charged off	(1,066)	(1,949)	(499)	(1,622)	(5,136)
Recoveries	140	35	2,027	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905
December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,051	$3,083	$3,795	$1,457	$9,386
Provision for loan losses	2,642	932	439	883	4,896
Loans charged off	(2,034)	(1,913)	(4,725)	(1,750)	(10,422)
Recoveries	201	1,391	1,127	765	3,484
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Allowance for Loan Losses and the Recorded Investment of Loans [Table Text Block]
December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$213	$1,541	$864	$7	$2,625
Collectively evaluated for impairment	1,037	1,266	441	786	3,530
Total ending allowance balance	$1,250	$2,807	$1,305	$793	$6,155

Loans:
Loans individually evaluated for impairment	$1,438	$10,382	$2,658	$218	$14,696
Loans collectively evaluated for impairment	212,570	175,284	61,707	102,062	551,623
Total ending loans balance	$214,008	$185,666	$64,365	$102,280	$566,319
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$128	$1,979	$-	$-	$2,107
Collectively evaluated for impairment	1,201	1,967	783	847	4,798
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Loans:
Loans individually evaluated for impairment	$827	$16,354	$-	$220	$17,401
Loans collectively evaluated for impairment	225,195	158,656	57,239	99,797	540,887
Total ending loans balance	$226,022	$175,010	$57,239	$100,017	$558,288

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2013	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$766	$766	$-	$539	$41	$41
Commercial real estate:
Owner-occupied	1,539	992	-	809	39	39
Nonowner-occupied	6,343	5,743	-	6,359	345	345
Commercial and industrial	2,223	1,811	-	1,234	96	96

With an allowance recorded:
Residential real estate	672	672	213	524	35	35
Commercial real estate:
Owner-occupied	290	290	157	116	-	-
Nonowner-occupied	3,357	3,357	1,384	3,423	164	164
Commercial and industrial	847	847	864	602	46	46
Consumer:
Home equity	218	218	7	87	9	9

Total	$16,255	$14,696	$2,625	$13,693	$775	$775
December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$619	$407	$-	$493	$-	$-
Commercial real estate:
Owner-occupied	5,528	5,528	-	4,729	338	338
Nonowner-occupied	10,085	8,847	-	4,767	456	456
Commercial and industrial	426	-	-	-	-	-
Consumer:
Home equity	220	220	-	176	9	9

With an allowance recorded:
Residential real estate	420	420	128	420	23	23
Commercial real estate:
Nonowner-occupied	1,979	1,979	1,979	1,132	38	38

Total	$19,277	$17,401	$2,107	$11,717	$864	$864
December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$-	$-	$-	$748	$36	$31
Commercial real estate:
Owner-occupied	-	-	-	2,418	207	309
Nonowner-occupied	-	-	-	4,339	174	57
Commercial and industrial	-	-	-	483	40	40

With an allowance recorded:
Residential real estate	-	-	-	84	27	22
Commercial real estate:
Nonowner-occupied	-	-	-	2,414	128	118
Construction	-	-	-	677	35	31

Total	$-	$-	$-	$11,163	$647	$608

Schedule of Recorded Investment in Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2013
Residential real estate	$72	$2,662
Commercial real estate:
Owner-occupied	-	799
Nonowner-occupied	-	52
Commercial and industrial	-	21
Consumer:
Automobile	5	8
Home equity	-	38
Other	1	-

Total	$78	$3,580
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2012
Residential real estate	$341	$2,533
Commercial real estate:
Owner-occupied	-	675
Nonowner-occupied	-	352
Consumer:
Automobile	11	4
Home equity	-	62
Other	7	-

Total	$359	$3,626

Past Due Financing Receivables [Table Text Block]
December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,922	$1,324	$2,620	$7,866	$206,142	$214,008
Commercial real estate:
Owner-occupied	206	34	683	923	93,663	94,586
Nonowner-occupied	–	–	52	52	62,056	62,108
Construction	60	–	–	60	28,912	28,972
Commercial and industrial	193	115	21	329	64,036	64,365
Consumer:
Automobile	638	123	13	774	38,037	38,811
Home equity	-	-	38	38	17,710	17,748
Other	651	38	1	690	45,031	45,721

Total	$5,670	$1,634	$3,428	$10,732	$555,587	$566,319
December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,525	$1,033	$2,797	$9,355	$216,667	$226,022
Commercial real estate:
Owner-occupied	753	111	675	1,539	103,303	104,842
Nonowner-occupied	–	–	352	352	52,440	52,792
Construction	–	–	–	–	17,376	17,376
Commercial and industrial	202	–	–	202	57,037	57,239
Consumer:
Automobile	905	138	13	1,056	40,112	41,168
Home equity	112	37	62	211	18,121	18,332
Other	1,066	162	7	1,235	39,282	40,517

Total	$8,563	$1,481	$3,906	$13,950	$544,338	$558,288

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2013
Residential real estate
Interest only payments	$527	$-	$527
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Rate reduction	-	259	259
Maturity extension at lower stated rate than market rate	271	-	271
Nonowner-occupied
Interest only payments	8,450	-	8,450
Reduction of principal and interest payments	650	-	650
Commercial and industrial
Interest only payments	1,811	-	1,811
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218	-	218

Total TDR’s	$12,347	$259	$12,606
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2012
Residential real estate
Interest only payments	$-	$180	$180
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	-	675	675
Rate reduction	440	-	440
Maturity extension at lower stated rate than market rate	191	-	191
Reduction of principal and interest payments	4,222	-	4,222
Nonowner-occupied
Interest only payments	9,856	300	10,156
Reduction of principal and interest payments	670	-	670

Total TDR’s	$15,799	$1,155	$16,954

Troubled Debt Restructurings on Financing Receivables, Pre and Post Modification [Table Text Block]
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2013
Residential real estate
Interest only payments	$527	$527	-	-
Commercial and industrial
Interest only payments	1,811	1,811	-	-
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218	218	-	-

Total TDR’s	$2,556	$2,556	-	-
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2012
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$4,308	$4,308	-	-
Nonowner-occupied
Interest only payments	5,984	5,984	-	-
Reduction of principal and interest payments	686	686	-	-

Total TDR’s	$10,978	$10,978	-	-

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2013	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$86,497	$5,310	$2,779	$94,586
Nonowner-occupied	51,119	7,107	3,882	62,108
Construction	27,998	-	974	28,972
Commercial and industrial	56,962	4,081	3,322	64,365
Total	$222,576	$16,498	$10,957	$250,031
December 31, 2012	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$87,614	$14,057	$3,171	$104,842
Nonowner-occupied	39,627	2,171	10,994	52,792
Construction	16,276	-	1,100	17,376
Commercial and industrial	47,226	4,793	5,220	57,239
Total	$190,743	$21,021	$20,485	$232,249

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2013	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$38,798	$17,710	$45,720	$211,274	$313,502
Nonperforming	13	38	1	2,734	2,786
Total	$38,811	$17,748	$45,721	$214,008	$316,288
	Consumer
December 31, 2012	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$41,153	$18,270	$40,510	$223,148	$323,081
Nonperforming	15	62	7	2,874	2,958
Total	$41,168	$18,332	$40,517	$226,022	$326,039